Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations [Abstract]
Discontinued Operations	Discontinued OperationsFurther to the decision to terminate the Lumoxiti Agreement and termination notice sent in December 2020, a Termination and Transition Agreement was discussed and executed, effective as of June 30, 2021 terminating the Lumoxiti Agreement as well as Lumoxiti related agreements (including the supply agreement, the quality agreement and other related agreements) and transferring of the U.S. marketing authorization and distribution rights of Lumoxiti back to AstraZeneca. Consecutively, the activities related to Lumoxiti are presented as a discontinued operation as of October 1, 2021.
As part of the communication of its 2020 consolidated financial statements, the Company had communicated on a contingent liability estimated at a maximum of $12.8 million related to the sharing of certain manufacturing costs. As part of the termination and transition agreement, Innate and AstraZeneca agreed to share manufacturing costs, and Innate had to pay $6.2 million on April 30, 2022. This amount was paid by the Company as part of the agreement in April 2022 for an amount of €5.9 millions ($6.2 million).

a) Financial Performance

	Year ended December 31,
	2020	2021	2022
Revenue and other income
Revenue from collaboration and licensing agreements	—	926	194
Sales	678	874	22
Total revenue and other income	678	1,800	216
Operating expenses
Research and development expenses	(8,905)	(624)	—
Selling, general and administrative expenses	(12,260)	(8,507)	(346)
Impairment of intangible assets	(43,529)	—	—
Total operating expenses	(21,165)	(9,131)	(346)
Net income (loss) from distribution agreements	861	—	—
Operating income (loss)	(63,155)	(7,331)	(131)
Financial income	—	—	—
Financial expenses	—	—	—
Net financial income (loss)	—	—	—
Net income (loss) before tax	(63,155)	(7,331)	(131)
Income tax expense	—	—	—
Net income (loss) from discontinued operations	(63,155)	(7,331)	(131)
b) Cash-Flows

	Year ended December 31,
	2020	2021	2022
Net cash generated from / (used in) operating activities	(22,391)	(3,552)	(5,097)
Net cash generated from / (used in) investing activities	(6,620)	—	—
Net cash generated from / (used in) financing activities	—	—	—
Net cash flows from discontinued operations	(29,011)	(3,552)	(5,097)